Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended
	Dec. 19, 2012	Dec. 12, 2008	Nov. 30, 2008	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Aug. 29, 2013	Jan. 11, 2013	Oct. 31, 2011	Oct. 03, 2011	Oct. 31, 2010	Sep. 30, 2010	Oct. 28, 2014
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio				19.10%				17.40%
Treasury stock, shares				778,383				479,384
Exercise price of common stock warrants issued under Capital Purchase Program		$ 11.32
Number of common stock warrants issued under Capital Purchase Program		243,816
Preferred stock dividend					5.00%
Percentage of common stock dividend												2.00%		2.00%
Number of common stock warrants outstanding												253,667		248,692
Exercise price of common stock warrants												$ 10.88		$ 11.098
Dividend paid to the Company from its Bank subsidiary	$ 6,000,000
Repurchase of warrant from treasury										256,257
Dividend record date						Oct. 03, 2011	Sep. 30, 2010
Number of common stock outstanding increased due to common stock dividends											146,485		143,458
Dividend paid, Date						Oct. 18, 2011	Oct. 18, 2010
Value per common stock warrant				$ 2.28
Total value of common stock warrant				555,900
Accelerated of our warrant accretion					222,000
Period of treasury as of interest free rate			10 years
Total risk-based capital ratio				18.00%				18.60%
Capital conservation buffer				2.50%
Basel Three Requirements [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio				6.00%
Common equity Tier 1 capital ratio				4.50%
Total risk-based capital ratio				8.00%
Tier 1 leverage ratio				4.00%
Tier One Capital To Risk [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio				9.00%
Tier One Capital To Risk [Member] | Bank Subsidiary [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio				8.50%
Post Capital Conservation Buffer [Member]
Stockholders Equity [Line Items]
Tier 1 risk-based capital ratio				8.50%
Common equity Tier 1 capital ratio				7.00%
Total risk-based capital ratio				10.50%
Common Stock [Member]
Stockholders Equity [Line Items]
Shares repurchased				298,999				76,468
Treasury stock, shares				778,383
Average price of treasury stock				$ 12.11
Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock shares issued and sold	18,400	18,400
Value of shares of preferred stock issued and sold		$ 18,400,000
Parent [Member]
Stockholders Equity [Line Items]
Expiration period of common stock warrants issued under Capital Purchase Program		10 years
First specified period for cumulative dividends of preferred stock		5 years
Preferred stock dividend		5.00%
Cumulative dividends quarterly thereafter		9.00%
Commenced In August Two Thousand And Six [Member]
Stockholders Equity [Line Items]
Additional number of shares under repurchase program				125,000
Repurchase program expiration date				Sep. 30, 2008
Treasury stock, shares reissued				112,639
Average price of buyback				$ 15.36
Shares repurchased				106,647
Commenced In August 2013 [Member]
Stockholders Equity [Line Items]
Additional number of shares under repurchase program									375,000						300,000
Shares repurchased to outstanding percentage									5.00%